General & Administrative Expenses, Valuation of stock compensation (Details)		1 Months Ended							12 Months Ended
		Jun. 30, 2021 shares	Jun. 30, 2020 shares	May 31, 2020 shares $ / shares	Jan. 31, 2020 shares	May 31, 2019 shares $ / shares	Mar. 31, 2019 shares	Jan. 31, 2019 shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Valuation of Stock Compensation [Abstract]
Number of restricted stock, vested (in shares)	[1]								550,002	755,500	1,085,331
January 2020 [Member] | Management [Member]
Valuation of Stock Compensation [Abstract]
Number of restricted stock awarded (in shares)					660,000
Number of restricted stock vesting in one year (in shares)					253,334
Number of restricted stock vesting in two years (in shares)					53,333
Number of restricted stock vesting in three years (in shares)					153,333
Number of restricted stock, vested subject to certain market conditions (in shares)				200,000
Number of shares vested, fair value (in dollars per share) | $ / shares				$ 3.5637
January 2020 [Member] | Broad of Directors [Member]
Valuation of Stock Compensation [Abstract]
Number of restricted stock awarded (in shares)					150,000
Number of restricted stock, vested (in shares)			30,000
January 2020 [Member] | Broad of Directors [Member] | Forecast [Member]
Valuation of Stock Compensation [Abstract]
Number of restricted stock, vested (in shares)		120,000
January 2019 [Member] | Management [Member]
Valuation of Stock Compensation [Abstract]
Number of restricted stock awarded (in shares)								560,000
Number of restricted stock vesting in one year (in shares)								120,000
Number of restricted stock vesting in two years (in shares)								120,000
Number of restricted stock vesting in three years (in shares)								120,000
Number of restricted stock, vested subject to certain market conditions (in shares)						200,000
Number of shares vested, fair value (in dollars per share) | $ / shares						$ 3.04
March 2019 [Member] | Broad of Directors [Member]
Valuation of Stock Compensation [Abstract]
Number of restricted stock awarded (in shares)							210,000

[1]	Does not include shares in lieu of dividends